Commitments And Contingencies	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Commitments And Contingencies
27.	COMMITMENTS AND CONTINGENCIES

Capital commitments

As of December 31, 2013, the Company has the following commitments to purchase certain computer and network equipment and construction in progress:

	RMB	US$
2014	252,132	41,649
2015	6,172	1,020

	258,304	42,669

Operating lease commitments

The Company leases facilities in the PRC under non-cancelable operating leases expiring on different dates. For the years ended December 31, 2011, 2012 and 2013, total rental expenses for all operating leases amounted to RMB15,363, RMB24,082 and RMB30,853 (US$5,097), respectively.

As of December 31, 2013, the Company has future minimum lease payments under non-cancelable operating leases with initial terms in excess of one year in relation to office premises and data center space consisting of the following:

	RMB	US$
2014	80,517	13,300
2015	76,031	12,559
2016	70,267	11,607
2017	69,676	11,510
2018 and thereafter	170,950	28,239

	467,441	77,215

Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases. The terms of the leases do not contain material rent escalation clauses or contingent rents.

Bandwidth and cabinet capacity purchase commitments

As of December 31, 2013, the Company had outstanding purchase commitments in relation to bandwidth and cabinet capacity consisting of the following:

	RMB	US$
2014	615,735	101,712
2015	33,341	5,508
2016	3,702	612
2017	3,230	534
2018 and thereafter	44,669	7,379

	700,677	115,745

Income Taxes

As of December 31, 2013, the Group has recognized an accrual of RMB18,559 (US$3,066) for unrecognized tax benefits and its interest (Note 21). The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of statutes of limitation. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties. As of December 31, 2013, the Group classified the accrual for unrecognized tax benefits as a non-current liability.